PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

9.  PROPERTY, PLANT AND EQUIPMENT

Changes in the net carrying amount of property, plant and equipment are as follows:

	Land,
	buildings and		Telecom-		Projects
	leasehold	Furniture and	munication	Customer	under
	improvements	equipment	networks	equipment	develop-ment	Total
Cost

Balance as of December 31, 2018	$214.8	$659.9	$6,068.3	$897.1	$81.7	$7,921.8
Additions	14.8	41.8	252.5	54.2	113.5	476.8
Net change in additions financed with non-cash balances	—	0.1	(5.3)	(6.0)	(6.2)	(17.4)
Reclassification	2.8	12.8	88.8	72.5	(103.2)	73.7
Retirement, disposals and other	—	(7.1)	(14.9)	(44.2)	—	(66.2)
Balance as of December 31, 2019	232.4	707.5	6,389.4	973.6	85.8	8,388.7
Additions	8.5	40.5	230.3	16.1	133.8	429.2
Business acquisitions	1.5	1.6	6.0	—	—	9.1
Net change in additions financed with non-cash balances[1]	(0.1)	0.5	(57.1)	1.0	(7.5)	(63.2)
Reclassification	—	12.9	184.6	(72.5)	(125.0)	—
Retirement, disposals and other	(0.3)	(8.9)	(234.8)	(109.2)	—	(353.2)
Balance as of December 31, 2020	$242.0	$754.1	$6,518.4	$809.0	$87.1	$8,410.6

[1] Includes a $36.7 million government credit for large investment projects receivable in 2020.

	Land,
	buildings and		Telecom-		Projects
	leasehold	Furniture and	munication	Customer	under
	improvements	equipment	networks	equipment	develop-ment	Total
Accumulated depreciation and impairment losses

Balance as of December 31, 2018	$76.6	$478.8	$3,540.4	$689.6	$—	$4,785.4
Depreciation	7.8	50.7	402.2	97.4	—	558.1
Retirement, disposals and other	2.5	(4.5)	(10.6)	(42.3)	—	(54.9)
Balance as of December 31, 2019	86.9	525.0	3,932.0	744.7	—	5,288.6
Depreciation	7.1	51.4	454.8	73.5	—	586.8
Business acquisition	0.3	1.4	4.1	–		5.8
Retirement, disposals and other	(0.3)	(8.9)	(234.7)	(106.2)	—	(350.1)
Balance as of December 31, 2020	$94.0	$568.9	$4,156.2	$712.0	$—	$5,531.1

Net carrying amount
As of December 31, 2019	$145.5	$182.5	$2,457.4	$228.9	$85.8	$3,100.1
As of December 31, 2020	$148.0	$185.2	$2,362.2	$97.0	$87.1	$2,879.5

In 2020, the amortization of certain components of the Corporation’s telecommunication networks was accelerated in order to reflect shorter remaining useful lives as a result of technology changes. Depreciation was increased by $24.0 million in 2020 to reflect the new useful lives.